Item 1. SCHEDULE OF INVESTMENTS
INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments April 30, 2021 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.7%)

Communication Services (10.7%)
AT&T Inc	$160,000	$5,025,600
BCE Inc	112,000	5,292,000
Verizon Communications Inc	124,000	7,165,960
		17,483,560
Consumer Discretionary (2.2%)
Genuine Parts Co	16,500	2,062,005
McDonalds Corp	6,500	1,534,520
		3,596,525
Consumer Staples (17.5%)
British American Tobacco PLC ADR	44,000	1,650,440
Altria Group Inc	144,000	6,876,000
Coca Cola Co	114,000	6,153,720
Kimberly Clark Corp	35,000	4,666,200
Pepsi Co Inc	13,000	1,874,080
Philip Morris International Inc	59,000	5,605,000
Procter & Gamble Co	12,000	1,601,040
		28,426,480

Energy (5.9%)
Chevron Corp	25,000	2,576,750
Enbridge Inc	63,000	2,429,910
Exxon Mobil Corp	10,000	572,400
Pioneer Natural	14,000	2,153,620
TC Energy Corp	37,000	1,830,390
		9,563,070
Financials (16.9%)
Blackrock Inc	2,000	1,638,600
CME Group Inc	10,000	2,019,900
Fifth Third Banc	33,000	1,337,820
JP Morgan Chase	42,000	6,460,020
Old Repubublic International	190,000	4,677,800
PNC Financial Se	21,000	3,925,950
Prudential Finl	26,000	2,609,360
Truist Financial	51,000	3,024,810
US Bancorp	30,000	1,780,500
		27,474,760
Health Care (15.1%)
Abbvie Inc	92,000	10,258,000
Johnson&Johnson	35,000	5,695,550
Merck & Co	40,000	2,980,000
Pfizer Inc	123,000	4,753,950
Viatris Inc	70,000	931,000
		24,618,500
Industrials (3.9%)
Emerson Electric Co	10,000	904,900
Lockheed Martin	5,200	1,978,912
Raytheon Technology	23,000	1,914,520
3M Co	8,000	1,577,120
		6,375,452
Information Technology (11.0%)
Broadcom Inc	22,500	10,264,500
Cisco Systems Inc	40,000	2,036,400
IBM	19,000	2,695,720
Texas Instruments Inc	16,000	2,888,160
		17,884,780
Materials (0.9%)
Air Prods & Chemicals	5,000	1,442,400

Utilities (12.6%)
AES Corp	94,000	2,615,080
American Electric Power Inc	53,000	4,701,630
Duke Energy Corp	55,000	5,537,950
Entergy Corp	14,000	1,530,060
Nextera Energy	57,000	4,418,070
Southern Co	26,000	1,720,420
		20,523,210

TOTAL COMMON STOCKS (COST: $133,981,618)		$157,388,737

OTHER ASSETS LESS LIABILITIES (3.3%)		$5,453,203

NET ASSETS (100.0%)		$162,841,940

ADR - American Depositary Receipt

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments April 30, 2021 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (72.6%)

Energy (68.4%)
BP PLC-Spons ADR	$3,600	$90,576
Royal Dutch PLC ADR	2,700	96,687
Baker Hughes	4,500	90,360
Chevron Corp	500	51,535
Conocophillips	1,150	58,811
Diamondback Ener	2,000	163,460
Enbridge Inc	2,000	77,140
Exxon Mobil Corp	1,000	57,240
Helmerich & Payn	2,000	51,260
Hollyfrontier Co	2,325	81,375
Kinder Morgan Inc	17,000	289,850
Marathon Petrole	1,600	89,040
Phillips 66	800	64,728
Solaris Oil Inc	11,000	120,340
Valero Energy	1,000	73,960
Williams Cos Inc	3,000	73,080
		1,529,442
Materials (4.2%)
Lyondellbasell Industries	900	93,366
		93,366

TOTAL COMMON STOCKS (COST: $1,422,672)		$1,622,808

OTHER ASSETS LESS LIABILITIES (27.4%)		$611,785

NET ASSETS (100.0%)		$2,234,593

ADR - American Depositary Receipt

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments April 30, 2021 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (92.0%)

Communication Services (7.7%)
AT&T Inc	$60,000	$1,884,600
Verizon Communications Inc	20,000	1,155,800
*Walt Disney Co	15,000	2,790,300
		5,830,700
Consumer Discretionary (12.3%)
Best Buy Inc	10,000	1,162,700
Home Depot Inc	6,000	1,942,020
Lowes Companies Inc	10,000	1,962,500
Starbucks Corp	17,000	1,946,330
Target Corp	11,000	2,279,860
		9,293,410
Consumer Staples (3.9%)
Kimberly Clark Corp	10,000	1,333,200
Pepsico Inc	11,000	1,585,760
		2,918,960
Financials (11.4%)
Bank Of America Corp	30,000	1,215,900
Blackrock Inc	3,000	2,457,900
JP Morgan Chase & Co	12,000	1,845,720
PNC Financial Services Group Inc	6,000	1,121,700
S&P Global Inc	5,000	1,951,950
		8,593,170
Health Care (9.1%)
*Edwards Lifesciences Corp	20,000	1,910,400
Pfizer Inc	25,000	966,250
Thermo Fisher Scientific Inc	5,000	2,351,150
Unitedhealth Group Inc	4,000	1,595,200
		6,823,000
Industrials (12.2%)
Caterpillar Inc	5,500	1,254,605
Deere & Co	5,000	1,854,250
Fedex Corp	5,000	1,451,550
3M Co	5,500	1,084,270
Waste Management	12,000	1,655,640
Trane Technological PLC	11,000	1,912,130
		9,212,445
Information Technology (31.4%)
*Advanced Micro Device Inc	17,000	1,387,540
Apple Inc	20,000	2,629,200
Cisco Systems Inc	20,000	1,018,200
HP Inc	38,000	1,296,180
Intuit	5,000	2,060,800
KLA Tencor Corp	4,000	1,261,400
Mastercard Inc	5,000	1,910,300
Microsoft Corp	6,000	1,513,080
Nvidia Corp	4,000	2,401,520
Qualcomm Inc	20,000	2,776,000
Salesforce.Com	9,000	2,072,880
Visa Inc	9,000	2,102,040
Lam Research	2,000	1,240,900
		23,670,040
Materials (2.7%)
Air Products & Chemicals Inc	7,000	2,019,360

Utilities (1.3%)
Exelon Corp	21,000	943,740
		943,740

TOTAL COMMON STOCKS (COST: $41,909,166)		$69,304,825

OTHER ASSETS LESS LIABILITIES (8.0%)		$6,011,340

NET ASSETS (100.0%)		$75,316,165

*Non-income producing
PLC - Public Limited Company

INTEGRITY HIGH INCOME FUND
Schedule of Investments April 30, 2021
	Principal	Fair
	Amount	Value
CORPORATE BONDS (86.0%)

Communication Services (13.9%)
*(1)AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	$26,125	22,402
AMC Entertainment Holdings Inc - 144A 10.500% 04/24/2026 Callable @ 105.250 06/15/2022	10,000	10,522
Altice Financing SA - 144A 7.500% 05/15/2026	200,000	207,790
Altice France SA/France - 144A 8.125% 02/01/2027 Callable @ 106.094 02/01/2022	200,000	219,000
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	65,000	64,756
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	17,425
CSC Holdings LLC - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	200,000	210,478
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	200,000	221,000
Cincinnati Bell Inc - 144A 8.000% 10/15/2025 Callable @ 104.000 10/15/2021	10,000	10,600
Lumen Tech Inc 5.800% 03/15/2022	6,000	6,189
Lumen Tech Inc 5.625% 04/01/2025 Callable @ 100.000 01/01/2025	35,000	37,756
Lumen Tech Inc 7.500% 04/01/2024 Callable @ 100.000 01/01/2024	140,000	156,548
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	140,000	146,825
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	235,000	239,437
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	39,400
Cincinnati Bell Inc - 144A 7.000% 07/15/2024 Callable @ 101.750 09/15/2021	70,000	72,275
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 104.375 05/01/2022	18,000	19,597
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 102.688 08/15/2022	45,000	32,850
DISH Network Corp 3.375% 08/15/2026	73,000	76,833
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 104.875 05/01/2022	35,000	35,875
(4)Frontier Communications Corp 6.875% 01/15/2025 Callable @ 100.000 10/15/2024	65,000	46,150
(4)Frontier Communications Corp 11.000% 09/15/2025 Callable @ 100.000 06/15/2025	150,000	114,375
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	37,000	39,312
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	125,000	127,656
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	9,512
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 105.250 05/15/2022	41,000	44,741
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	20,000	20,000
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 103.188 05/01/2022	52,976	56,437
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 104.188 05/01/2022	69,489	74,562
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	100,000	103,500
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	50,000	51,500
(4)Intelsat Jackson Holdings SA 5.500% 08/01/2023 Callable @ 100.000 08/01/2021	146,000	89,335
(4)Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	70,000	72,363
(4)Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025 Callable @ 104.875 07/15/2021	90,000	56,106
(4)Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	172,000	106,640
Level 3 Financing Inc 5.375% 05/01/2025 Callable @ 101.792 05/01/2021	55,000	56,072
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 102.313 09/15/2022	135,000	139,219
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	37,781
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024 Callable @ 101.219 11/01/2021	76,000	77,425
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	65,000	65,589
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	38,000	41,990
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	36,865
Meredith Corp 6.875% 02/01/2026 Callable @ 101.719 02/01/2022	88,000	90,530
Meredith Corp 6.500% 07/01/2025 Callable @ 103.250 07/01/2022	128,000	136,640
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	23,875
Netflix Inc 4.875% 04/15/2028	115,000	132,394
Netflix Inc 5.875% 11/15/2028	56,000	68,208
Netflix Inc - 144A 5.375% 11/15/2029	40,000	47,500
Netflix Inc - 144A 4.875% 06/15/2030 Callable @ 100.000 03/15/2030	60,000	69,600
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	42,000	42,818
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	71,000	72,331
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 104.219 07/15/2022	209,000	220,756
SFR Group SA - 144A 7.375% 05/01/2026 Callable @ 103.688 05/01/2021	200,000	207,360
SBA Communications Corp - 144A 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	53,000	50,773
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 104.406 07/15/2022	20,000	21,044
Scripps Escrow II Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 01/15/2024	41,000	40,693
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	15,206
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	95,000	92,625
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	40,000	43,298
Sirius XM Radio Inc - 144A 4.625% 07/15/2024 Callable @ 102.313 07/15/2021	85,000	87,231
Sirius XM Radio Inc - 144A 4.125% 07/01/2030 Callable @ 102.063 07/01/2025	15,000	15,000
Sprint Capital Corp 6.875% 11/15/2028	175,000	220,505
*Sprint Capital Corp 8.750% 03/15/2032	326,000	483,295
Sprint Corp 7.875% 09/15/2023	215,000	245,100
Sprint Corp 7.125% 06/15/2024	30,000	34,646
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	315,000	374,850
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	232,987
T Mobile USA Inc 4.500% 02/01/2026 Callable @ 101.125 02/01/2022	30,000	30,750
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	310,000	331,313
T Mobile USA Inc 2.250% 02/15/2026 Callable @ 101.125 02/15/2023	22,000	22,139
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	14,100
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	112,555
TripAdvisor Inc - 144A 7.000% 07/15/2025 Callable @ 103.500 07/15/2022	4,000	4,320
United States Cellular Corp 6.700% 12/15/2033	90,000	112,502
Zayo Group Holdings Inc - 144A 4.000% 03/01/2027 Callable @ 100.000 03/01/2022	124,000	123,132
		7,134,764

Consumer Discretionary (21.7%)
Adient US LLC - 144A 9.000% 04/15/2025 Callable @ 104.500 04/15/2022	24,000	26,598
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	21,000	22,208
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	80,000	86,200
American Axle & Manufacturing Inc 6.250% 04/01/2025 Callable @ 101.563 04/01/2022	62,000	64,248
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 103.250 04/01/2022	45,000	47,531
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 101.563 03/15/2022	126,000	129,386
American Axle & Manufacturing Inc 6.875% 07/01/2028	25,000	26,688
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	47,029
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	12,000	12,360
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	11,495
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025 Callable @ 101.719 08/01/2021	25,000	25,625
BorgWarner Inc - 144A 5.000% 10/01/2025	60,000	69,174
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	41,000	42,128
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026 Callable @ 101.917 02/15/2022	174,000	180,090
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026 Callable @ 102.750 05/01/2021	102,000	105,264
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	548,400
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 08/01/2022	446,000	466,070
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	85,000	92,265
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	150,000	152,609
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	108,000	107,865
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 103.375 07/15/2022	74,000	78,995
Carnival Corp - 144A 11.500% 04/01/2023 Callable @ 100.000 01/01/2023	26,000	29,879
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	15,000	17,680
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	10,000	10,283
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	118,000	123,619
Cinemark USA Inc 4.875% 06/01/2023 Callable @ 100.000 06/01/2021	85,000	84,890
Clarios Global LP - 144A 6.750% 05/15/2025	28,000	30,065
Clear Channel Worldwide Holdings Inc 9.250% 02/15/2024 Callable @ 102.313 02/15/2022	157,000	163,869
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 102.563 08/15/2022	146,000	148,190
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	74,000	76,187
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025 Callable @ 102.125 09/15/2021	55,000	53,075
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 102.813 11/15/2021	165,000	143,550
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	70,000	79,800
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026 Callable @ 103.250 06/01/2021	137,000	141,966
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	21,289
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	12,000	12,930
DISH DBS Corp 5.875% 07/15/2022	56,000	58,632
DISH DBS Corp 5.000% 03/15/2023	128,000	133,968
*DISH DBS Corp 5.875% 11/15/2024	476,000	515,063
DISH DBS Corp 7.750% 07/01/2026	128,000	147,520
Expedia Group Inc - 144A 6.250% 05/01/2025	14,000	16,281
Ford Motor Co 8.500% 04/21/2023	35,000	39,200
Ford Motor Co 9.000% 04/22/2025 Callable @ 100.000 03/22/2025	35,000	42,749
Ford Motor Co 9.625% 04/22/2030 Callable @ 100.000 01/22/2030	35,000	49,087
Ford Motor Credit Co LLC 3.087% 01/09/2023	270,000	275,068
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	210,022
Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	200,000	218,480
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	430,000
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	214,750
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	56,447
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	58,210
Gap Inc/The - 144A 8.875% 05/15/2027	35,000	40,863
*General Motors Co 4.875% 10/02/2023	135,000	147,795
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	41,000	41,316
Group 1 Automotive Inc - 144A 4.000% 08/15/2028 Callable @ 102.000 08/15/2023	2,000	1,997
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	37,488
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	34,000	36,253
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025 Callable @ 102.688 05/01/2022	12,000	12,638
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	23,000	24,725
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	18,045
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024 Callable @ 103.063 12/01/2021	75,000	78,656
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 102.437 04/01/2022	23,000	23,891
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	11,050
Hyatt Hotels Corp 5.375% 04/23/2025	15,000	16,928
Hyatt Hotels Corp 5.750% 04/23/2030	15,000	17,739
IAA Spinco Inc - 144A 5.500% 06/15/2027 Callable @ 102.750 06/15/2022	25,000	26,281
IRB Holding Corp - 144A 7.000% 06/15/2025 Callable @ 103.500 06/15/2022	50,000	53,813
L Brands Inc 6.750% 07/01/2036	35,000	42,151
L Brands Inc - 144A 9.375% 07/01/2025	5,000	6,344
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	37,890
*MGM Resorts International 6.000% 03/15/2023	245,000	262,150
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	160,000	176,200
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	75,000	81,844
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	15,844
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	32,347
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	10,425
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	44,683
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 3.875% 02/15/2029	40,000	40,497
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 103.063 05/15/2022	42,000	44,572
Marriott Ownership Resorts Inc 6.500% 09/15/2026 Callable @ 103.250 09/15/2021	86,000	89,870
Marriott International Inc/MD 5.750% 05/01/2025	20,000	23,015
Marriott International Inc/MD 4.625% 06/15/2030 Callable @ 100.000 03/15/2030	22,000	24,683
Mattel Inc - 144A 6.750% 12/31/2025 Callable @ 103.375 12/31/2021	36,000	37,818
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	68,000	74,715
Mattel Inc 3.375% 04/01/2026 Callable @ 101.688 04/01/2023	19,000	19,665
Mattel Inc 3.750% 04/01/2029 Callable @ 101.875 04/01/2024	23,000	23,571
Murphy Oil USA Inc - 144A 3.750% 02/15/2031 Callable @ 101.876 02/15/2026	39,000	38,415
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 103.563 04/01/2023	110,000	112,517
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	43,000	47,786
Newell Brands Inc 5.375% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	12,422
Newell Brands Inc 4.875% 06/01/2025 Callable @ 100.000 05/01/2025	10,000	11,050
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	15,000	15,377
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 101.938 09/15/2022	25,000	25,312
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	105,000	102,375
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	16,575
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	65,000	71,662
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 05/15/2022	82,000	86,976
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 104.250 10/01/2022	145,000	158,775
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	95,000	97,766
Royal Caribbean Cruises Ltd - 144A 10.875% 06/01/2023 Callable @ 100.000 03/01/2023	26,000	29,848
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	102,000	118,161
Royal Caribbean Cruises Ltd - 144A 9.125% 06/15/2023 Callable @ 100.000 03/15/2023	9,000	9,936
Service Corp International/US 7.500% 04/01/2027	105,000	126,787
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	42,500
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	41,024
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	31,000	29,992
Sirius XM Radio Inc - 144A 5.375% 07/15/2026 Callable @ 102.688 07/15/2021	188,000	194,148
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 102.500 08/01/2022	136,000	142,419
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024 Callable @ 101.219 07/31/2021	75,000	75,469
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 102.750 04/15/2022	30,000	30,975
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 103.500 07/01/2022	63,000	68,063
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 103.750 04/15/2022	160,000	165,600
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 105.375 04/15/2022	95,000	98,296
Stars Group Holdings BV / Stars Group US Co- 144A Borrower LLC - 7.000% 07/15/2026 Callable @ 103.500 07/15/2021	69,000	72,105
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	115,000	115,517
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	21,000	21,400
Tempur Sealy International Inc 5.500% 06/15/2026 Callable @ 102.750 06/15/2021	85,000	87,564
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	84,000	85,078
Tenneco Inc 5.000% 07/15/2026 Callable @ 100.000 07/15/2021	53,000	51,337
Tenneco Inc - 144A 7.875% 01/15/2029 Callable @ 103.938 01/15/2024	24,000	27,023
Tenneco Inc - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	35,000	34,738
Tenneco Inc 5.375% 12/15/2024 Callable @ 100.896 12/15/2021	20,000	20,175
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	110,370
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	113,000	116,531
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	73,000	75,804
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	65,000	65,522
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	20,000	20,300
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	49,514
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 102.563 04/15/2022	95,000	100,344
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	104,000	103,936
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	14,000	14,455
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 102.813 03/15/2022	85,000	89,356
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	132,000	140,910
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	26,406
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	53,000	54,789
Yum! Brands Inc - 144A 7.750% 04/01/2025 Callable @ 103.875 04/01/2022	20,000	21,875
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	40,467
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	48,000	50,170
		11,188,651

Consumer Staples (3.8%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 104.406 08/15/2022	46,000	48,990
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	110,000	114,400
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	35,000	36,440
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 101.625 09/15/2022	38,000	37,973
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	72,000	69,120
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.750% 03/15/2025 Callable @ 101.438 09/15/2021	9,000	9,248
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	183,000	193,980
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	34,000	35,070
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 103.250 04/15/2022	40,000	40,250
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 102.500 04/15/2023	64,000	64,762
Dole Food Co Inc 7.250% 06/15/2025 Callable @ 101.813 06/15/2021	19,000	19,356
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	80,000	85,000
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	24,937
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	219,000	223,927
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	53,000	52,603
+^High Ridge Brands Co 8.875% 03/15/2025 Callable @ 100.000 03/15/2022	60,000	0
Lamb Weston Holdings Inc - 144A 4.875% 11/01/2026 Callable @ 102.438 11/01/2021	82,000	85,075
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	26,000	28,665
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 102.750 10/15/2022	60,000	63,230
Performance Food Group Inc - 144A 6.875% 05/01/2025	10,000	10,689
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	110,000	115,225
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	110,000	115,912
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	20,000	21,531
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	103,000	101,841
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 103.750 07/01/2022	58,000	60,117
Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	109,000	113,224
Spectrum Brands Inc 5.750% 07/15/2025 Callable @ 101.917 07/15/2021	8,000	8,235
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	83,000	87,772
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	44,000	47,465
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	18,620
TreeHouse Foods Inc 4.000% 09/01/2028 Callable @ 102.000 09/01/2023	32,000	31,800
		1,965,457

Energy (10.0%)
Antero Resources Corp 5.625% 06/01/2023 Callable @ 100.000 06/01/2021	40,000	40,150
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	35,000	39,301
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	20,000	21,689
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 09/15/2024 Callable @ 101.344 09/15/2021	30,000	30,488
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	5,000	5,056
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	75,000	76,426
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	53,000	57,770
Apache Corp 4.625% 11/15/2025 Callable @ 100.000 08/15/2025	8,000	8,450
Apache Corp 4.875% 11/15/2027 Callable @ 100.000 05/15/2027	8,000	8,444
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.250% 04/01/2028 Callable @ 103.125 04/01/2023	27,000	28,226
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	64,750
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 104.969 07/15/2021	25,000	25,813
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 103.812 12/15/2022	18,000	19,458
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	40,000
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,813
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	40,000	41,000
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	40,050
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	45,000	48,029
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	78,000	79,897
Carrizo Oil & Gas Inc 6.250% 04/15/2023	35,000	33,250
Carrizo Oil & Gas Inc 8.250% 07/15/2025 Callable @ 104.125 07/15/2021	20,000	18,400
Cenovus Energy Inc 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	49,000	55,693
Cheniere Energy Partners LP 5.625% 10/01/2026 Callable @ 102.813 10/01/2021	39,000	40,658
Cheniere Energy Partners LP 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	166,000	173,263
Cheniere Energy Partners LP - 144A 4.000% 03/01/2031 Callable @ 102.000 03/01/2026	52,000	52,910
Cheniere Energy Inc - 144A 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	85,000	88,625
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	40,331
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 102.750 02/05/2023	35,000	36,925
Chesapeake Escrow Issuer LLC - 144A 5.875% 02/01/2029 Callable @ 102.938 02/05/2024	17,000	18,318
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	356
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 7.125% 12/15/2024 Callable @ 101.781 12/15/2021	45,000	46,458
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	97,000	99,086
Continental Resources Inc/OK - 144A 5.750% 01/15/2031	60,000	69,600
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025 Callable @ 103.750 05/15/2021	31,000	32,018
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 102.813 05/01/2022	35,000	35,613
DCP Midstream Operating LP 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	20,000	21,950
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	32,765
EQT Corp 6.125% 02/01/2025 Callable @ 100.000 01/01/2025	35,000	40,286
EQT Corp 5.000% 01/15/2029	18,000	19,660
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	47,470
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	10,000	10,622
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	40,000	43,700
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	27,606
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	39,000	38,708
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	49,000	48,505
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	100,000	97,972
Endeavor Energy Resources LP / EER Finance Inc 6.625% 07/15/2025 Callable @ 103.313 07/15/2022	24,000	25,560
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	16,000
EnLink Midstream Partners LP 4.400% 04/01/2024 Callable @ 100.000 01/01/2024	65,000	66,647
EnLink Midstream Partners LP 4.150% 06/01/2025 Callable @ 100.000 03/01/2025	10,000	10,086
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	25,250
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	58,000	60,248
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	88,000	90,640
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 103.125 02/15/2022	10,000	9,813
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	41,410
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	18,000	18,544
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 102.813 02/15/2022	25,000	25,938
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 5.750% 02/01/2029 Callable @ 102.875 02/01/2024	45,000	45,787
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 02/01/2031 Callable @ 103.000 02/01/2026	25,000	25,750
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	36,137
MEG Energy Corp - 144A 6.500% 01/15/2025 Callable @ 101.625 01/15/2022	79,000	81,617
MEG Energy Corp - 144A 7.125% 02/01/2027 Callable @ 103.563 02/01/2023	52,000	55,525
MEG Energy Corp - 144A 5.875% 02/01/2029 Callable @ 102.938 02/01/2024	16,000	16,400
MPLX LP 4.875% 06/01/2025 Callable @ 100.000 03/01/2025	25,000	28,180
NGPL PipeCo LLC - 144A 4.375% 08/15/2022 Callable @ 100.000 05/15/2022	45,000	46,608
NGPL PipeCo LLC - 144A 4.875% 08/15/2027 Callable @ 100.000 02/15/2027	10,000	11,245
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	37,000	38,757
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	39,000	41,779
Nabors Industries Ltd - 144A 7.250% 01/15/2026 Callable @ 105.438 07/15/2022	30,000	26,400
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	60,000	49,500
Newfield Exploration Co 5.750% 01/30/2022	35,000	36,110
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	35,000	37,931
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	22,601
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	21,000	23,126
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	74,000	75,736
Occidental Petroleum Corp 3.500% 06/15/2025 Callable @ 100.000 03/15/2025	75,000	75,375
Occidental Petroleum Corp 3.400% 04/15/2026 Callable @ 100.000 01/15/2026	20,000	19,779
Occidental Petroleum Corp 2.700% 08/15/2022	10,000	10,062
Occidental Petroleum Corp 3.200% 08/15/2026 Callable @ 100.000 06/15/2026	35,000	34,037
Occidental Petroleum Corp 8.000% 07/15/2025 Callable @ 100.000 04/15/2025	78,000	91,065
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	55,947
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	56,000	71,960
Occidental Petroleum Corp 5.875% 09/01/2025 Callable @ 100.000 06/01/2025	25,000	27,312
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	28,000
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	80,000	91,200
Occidental Petroleum Corp 5.500% 12/01/2025 Callable @ 100.000 09/01/2025	47,000	50,525
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	65,000	72,312
PBF Holding Co LLC / PBF Finance Corp 6.000% 02/15/2028 Callable @ 103.000 02/15/2023	35,000	26,410
PBF Holding Co LLC / PBF Finance Corp - 144A 9.250% 05/15/2025 Callable @ 104.625 05/15/2022	33,000	34,567
Precision Drilling Corp 7.750% 12/15/2023 Callable @ 100.000 12/15/2021	45,000	45,281
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 103.563 11/15/2021	35,000	34,650
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	65,000	64,594
Range Resources Corp 9.250% 02/01/2026 Callable @ 106.938 02/01/2022	30,000	32,942
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	40,000	43,391
SM Energy Co 6.125% 11/15/2022	53,000	52,337
SM Energy Co 5.625% 06/01/2025 Callable @ 101.875 06/01/2021	30,000	28,650
Sabine Pass Liquefaction LLC 5.875% 06/30/2026 Callable @ 100.000 12/31/2025	15,000	17,752
Southwestern Energy Co 6.700% 01/23/2025 Callable @ 100.000 10/23/2024	83,000	89,640
Southwestern Energy Co 7.500% 04/01/2026 Callable @ 103.750 04/01/2022	9,000	9,519
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 103.875 10/01/2022	20,000	21,499
Sunoco LP / Sunoco Finance Corp - 144A 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	24,000	24,240
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	55,000	54,313
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 103.000 03/01/2023	40,000	40,588
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 105.625 10/01/2022	63,000	68,827
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	25,000	25,062
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.250% 11/15/2023 Callable @ 100.000 05/15/2021	10,000	10,007
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.375% 02/01/2027 Callable @ 102.688 02/01/2022	24,000	24,916
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	42,112
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.875% 04/15/2026 Callable @ 102.938 04/15/2022	50,000	52,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 104.875 07/15/2022	108,000	117,450
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	42,586
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	16,224
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	73,042
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	60,979
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 102.938 07/15/2021	27,550	25,621
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 104.594 08/01/2021	33,350	32,516
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	65,280
Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	101,000	101,126
WPX Energy Inc 8.250% 08/01/2023 Callable @ 100.000 06/01/2023	38,000	43,401
WPX Energy Inc 5.750% 06/01/2026 Callable @ 104.313 06/01/2021	24,000	25,080
WPX Energy Inc 5.875% 06/15/2028 Callable @ 102.938 06/15/2023	13,000	14,343
		5,138,777

Financials (1.7%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026 Callable @ 100.000 08/15/2021	240,000	246,300
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	95,000	108,819
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 3.905%), Callable @ 100 5/15/2025	10,000	10,893
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026 Callable @ 100.000 03/15/2026	75,000	89,431
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	31,275
MSCI Inc - 144A 3.625% 09/01/2030 Callable @ 101.813 03/01/2025	10,000	10,159
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	10,450
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	33,000	33,330
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	25,731
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	17,415
Quicken Loans Inc - 144A 5.250% 01/15/2028 Callable @ 102.625 01/15/2023	55,000	58,025
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	42,000	40,950
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.875% 03/01/2031 Callable @ 101.938 03/01/2026	14,000	13,615
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	27,300
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	30,000	32,325
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	25,312
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	73,000	68,529
		849,859

Health Care (11.5%)
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	32,000	33,800
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	50,000	51,688
AdaptHealth LLC - 144A 4.625% 08/01/2029 Callable @ 102.313 02/01/2024	46,000	45,743
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	84,000	87,990
Bausch Health Cos Inc - 144A 7.000% 01/15/2028 Callable @ 103.500 01/15/2023	55,000	59,881
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	126,000	126,630
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	10,000	10,575
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	36,049
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	49,075
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 104.000 03/15/2022	70,000	75,425
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	45,000	47,700
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	25,264
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	40,000	39,700
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	12,000	11,610
Centene Corp 4.250% 12/15/2027 Callable @ 102.125 12/15/2022	134,000	140,447
Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	362,000	392,710
Centene Corp - 144A 5.375% 06/01/2026 Callable @ 104.031 06/01/2021	5,000	5,219
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	121,000	122,513
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	60,000	57,000
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	57,000	53,581
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	119,000	123,314
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	3,000	3,150
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	22,000	23,320
Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	29,700
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 104.375 10/15/2021	135,000	98,014
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 103.250 10/01/2021	50,000	51,188
*HCA Inc 5.375% 02/01/2025	370,000	412,339
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	356,113
HCA Inc 3.500% 09/01/2030 Callable @ 102.500 03/01/2030	85,000	87,367
HCA Inc 5.375% 09/01/2026 Callable @ 100.000 03/01/2026	196,000	222,531
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	78,000	90,968
HealthSouth Corp 5.750% 09/15/2025 Callable @ 101.917 09/15/2021	55,000	56,856
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025 Callable @ 101.250 02/15/2022	45,000	46,201
Hill- 144A Rom Holdings Inc - 4.375% 09/15/2027 Callable @ 102.188 09/15/2022	20,000	20,700
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	107,000	105,133
IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 102.500 10/15/2021	200,000	206,774
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 5.000% 06/15/2028 Callable @ 102.500 06/15/2023	15,000	16,357
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 4.625% 06/15/2025	17,000	17,870
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025 Callable @ 100.917 04/15/2022	45,000	29,925
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023 Callable @ 100.000 10/15/2021	60,000	39,900
Molina Healthcare Inc - 144A 3.875% 11/15/2030 Callable @ 100.000 08/17/2030	40,000	41,200
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	204,898
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	51,000	51,520
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 105.625 04/01/2022	75,000	78,936
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 102.563 01/15/2023	20,000	20,950
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 102.625 12/15/2022	22,000	22,935
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	49,387
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	10,000	9,775
Tenet Healthcare Corp 4.625% 07/15/2024 Callable @ 101.156 07/15/2021	99,000	100,495
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 103.125 02/01/2022	117,000	122,704
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 102.438 03/01/2022	451,000	468,589
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	85,000	89,148
Tenet Healthcare Corp - 144A 7.500% 04/01/2025 Callable @ 103.750 04/01/2022	30,000	32,325
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	33,000	34,097
*Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025 Callable @ 101.021 04/15/2022	315,000	322,087
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024 Callable @ 100.000 03/15/2022	129,000	132,225
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 101.375 11/01/2021	75,000	77,344
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 104.500 12/15/2021	369,000	399,904
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 104.625 04/01/2022	30,000	33,231
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 104.250 07/31/2022	99,000	110,261
		5,912,331

Industrials (9.9%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	60,000	59,025
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	49,368
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	95,000	99,750
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	65,000	69,648
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 102.500 09/30/2022	26,000	27,212
Arconic Inc 5.900% 02/01/2027	95,000	109,606
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 102.375 10/01/2022	53,000	55,451
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	35,000	33,775
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	98,000	104,125
Arconic Corp - 144A 6.000% 05/15/2025 Callable @ 103.000 05/15/2022	48,000	51,240
Ashtead Capital Inc - 144A 4.125% 08/15/2025 Callable @ 102.063 08/15/2021	200,000	205,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.250% 03/15/2025 Callable @ 100.875 03/15/2022	45,000	45,675
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	5,000	5,281
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	53,000	55,186
BWX Technologies Inc - 144A 5.375% 07/15/2026 Callable @ 102.688 07/15/2021	50,000	51,590
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	29,000	29,508
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	64,733
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 101.250 03/15/2022	90,000	90,000
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 102.750 07/15/2022	40,000	42,200
Clean Harbors Inc - 144A 4.875% 07/15/2027 Callable @ 102.438 07/15/2022	20,000	20,825
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	64,000	64,320
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 104.313 10/15/2021	66,000	69,795
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	70,000	73,325
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 101.875 08/01/2022	34,000	34,595
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	26,000	24,880
General Motors Co 6.800% 10/01/2027 Callable @ 103.063 08/01/2027	15,000	18,850
General Motors Co 6.125% 10/01/2025 Callable @ 100.000 09/01/2025	30,000	35,591
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	14,000	15,015
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	75,000	80,063
Hillman Group Inc/The - 144A 6.375% 07/15/2022	120,000	120,120
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 102.750 07/15/2022	115,000	121,613
(4)Hertz Corp/The 6.250% 10/15/2022	25,000	26,250
(4)Hertz Corp/The - 144A 5.500% 10/15/2024 Callable @ 101.375 10/15/2021	148,000	154,475
(4)Hertz Corp/The - 144A 7.625% 06/01/2022 Callable @ 100.000 06/01/2021	33,000	35,640
(4)Hertz Corp/The - 144A 7.125% 08/01/2026 Callable @ 103.563 08/01/2022	80,000	87,200
(4)Hertz Corp/The - 144A 6.000% 01/15/2028 Callable @ 103.000 01/15/2023	20,000	21,750
Hexion Inc - 144A 7.875% 07/15/2027 Callable @ 103.938 07/15/2022	65,000	69,970
Howmet Aerospace Inc 6.875% 05/01/2025 Callable @ 100.000 04/01/2025	45,000	52,200
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 102.438 09/15/2022	12,000	12,480
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	43,880
Jeld-Wen Inc - 144A 4.625% 12/15/2025 Callable @ 101.156 12/15/2021	45,000	45,900
Jeld-Wen Inc - 144A 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	5,000	5,213
Jeld-Wen Inc - 144A 6.250% 05/15/2025 Callable @ 103.124 05/15/2022	45,000	48,094
Manitowoc Foodservice Inc 9.500% 02/15/2024 Callable @ 100.000 02/15/2022	30,000	31,538
Masonite International Corp - 144A 5.750% 09/15/2026 Callable @ 102.875 09/15/2021	18,000	18,675
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	35,000	37,100
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	104,000	108,420
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	105,000	115,006
Mueller Water Products Inc - 144A 5.500% 06/15/2026 Callable @ 102.750 06/15/2021	25,000	25,831
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	41,000	42,230
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026 Callable @ 105.063 08/01/2021	45,000	47,531
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	35,000	36,050
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	85,000	82,131
ADT Security Corp/The - 144A 4.875% 07/15/2032	158,000	165,373
RBS Global Inc / Rexnord LLC - 144A 4.875% 12/15/2025 Callable @ 101.219 12/15/2021	20,000	20,446
SPX FLOW Inc - 144A 5.875% 08/15/2026 Callable @ 102.938 08/15/2021	45,000	46,800
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	193,050
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	2,220
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	50,310
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	17,875
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.500% 10/20/2025	36,667	39,320
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.750% 10/20/2028	51,334	56,350
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 103.750 04/15/2022	48,000	51,360
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 102.750 10/15/2022	25,000	26,437
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	35,000	36,137
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	90,000	92,812
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	61,000	57,014
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	65,000	64,837
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	43,000
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	28,000	29,120
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 103.125 03/15/2022	70,000	74,112
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	48,000	47,880
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	27,000	27,337
Triumph Group Inc 7.750% 08/15/2025 Callable @ 103.875 08/15/2021	75,000	74,062
Triumph Group Inc - 144A 6.250% 09/15/2024 Callable @ 101.563 09/15/2021	10,000	10,087
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	6,000	6,675
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	67,000	69,527
United Rentals North America Inc 3.875% 02/15/2031 Callable @ 101.938 08/15/2025	35,000	35,223
United Rentals North America Inc 5.875% 09/15/2026 Callable @ 102.938 09/15/2021	35,000	36,531
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 102.750 05/15/2022	131,000	139,679
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	134,000	141,872
Wabash National Corp - 144A 5.500% 10/01/2025 Callable @ 101.375 10/01/2021	90,000	91,800
WESCO Distribution Inc - 144A 7.125% 06/15/2025	60,000	64,800
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	60,000	66,600
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	20,164
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	20,000	16,950
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	109,000	107,862
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 106.375 11/15/2021	5,000	4,919
XPO Logistics Inc - 144A 6.125% 09/01/2023 Callable @ 100.000 09/01/2021	20,000	20,265
		5,124,235

Information Technology (5.0%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 104.313 08/15/2021	64,000	67,280
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	38,000	38,665
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	43,050
BY Crown Parent LLC / BY Bond Finance Inc - 144A 4.250% 01/31/2026 Callable @ 102.125 07/31/2022	34,000	35,615
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	65,000	63,978
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	63,000	62,843
CDK Global Inc - 144A 5.250% 05/15/2029 Callable @ 102.625 05/15/2024	55,000	58,988
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 102.125 10/01/2022	60,000	62,550
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	34,000	33,702
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 102.000 06/15/2021	103,000	104,802
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 104.125 03/01/2022	90,000	96,412
CommScope Inc - 144A 5.500% 03/01/2024 Callable @ 101.375 03/01/2022	15,000	15,460
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 103.000 03/01/2022	151,000	159,116
Dell International LLC / EMC Corp 6.100% 07/15/2027 Callable @ 100.000 05/15/2027	15,000	18,363
Dell International LLC / EMC Corp 6.200% 07/15/2030 Callable @ 100.000 04/15/2030	15,000	18,840
Diebold Nixdorf Inc - 144A 9.375% 07/15/2025 Callable @ 104.688 07/15/2022	33,000	36,754
Entegris Inc - 144A 4.625% 02/10/2026	100,000	103,469
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	20,000	21,000
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	34,000	34,510
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	40,000	42,050
Gartner Inc - 144A 3.750% 10/01/2030 Callable @ 101.875 10/01/2025	19,000	19,095
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	154,000	159,923
Microchip Technology Inc - 144A 4.250% 09/01/2025	22,000	23,101
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 102.875 09/01/2022	108,000	114,075
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	75,000	81,562
NCR Corp - 144A 8.125% 04/15/2025 Callable @ 104.063 04/15/2022	24,000	26,160
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	25,000	25,750
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	45,000	46,294
Nuance Communications Inc 5.625% 12/15/2026 Callable @ 102.813 12/15/2021	25,000	26,250
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	121,466
Plantronics Inc - 144A 5.500% 05/31/2023 Callable @ 100.000 05/15/2021	70,000	70,087
Plantronics Inc - 144A 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	60,000	59,100
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	30,000	30,900
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 104.125 03/30/2022	90,000	95,614
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	103,433
Sabre GLBL Inc - 144A 9.250% 04/15/2025	30,000	35,850
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 103.688 09/01/2022	35,000	38,106
Science Applications International Corp - 144A 4.875% 04/01/2028 Callable @ 102.438 04/01/2023	15,000	15,469
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 102.563 08/15/2021	20,000	19,800
Switch Ltd 3.750% 09/15/2028 Callable @ 101.875 09/15/2023	48,000	47,760
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	22,011
Twilio Inc 3.625% 03/15/2029	20,000	20,382
Twilio Inc 3.875% 03/15/2031	20,000	20,525
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	209,376
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A 3.875% 02/01/2029 Callable @ 101.938 02/01/2024	12,000	11,850
		2,561,386

Materials (7.0%)
Alcoa Nederland Holding BV - 144A 7.000% 09/30/2026 Callable @ 103.500 09/30/2021	200,000	210,500
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	31,000	32,744
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	200,000	204,417
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	157,125
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 102.438 07/15/2022	90,000	95,315
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	45,000	48,600
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	10,600
BWAY Holding Co - 144A 5.500% 04/15/2024 Callable @ 100.000 04/15/2022	165,000	165,619
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025 Callable @ 100.000 04/15/2022	95,000	92,387
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	30,000	32,896
Chemours Co/The 7.000% 05/15/2025	75,000	77,156
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	68,000	72,238
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	55,000	62,931
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	40,750
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	29,523
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	45,000	44,887
Forterra Finance LLC / FRTA Finance Corp 6.500% 07/15/2025 Callable @ 103.250 07/15/2022	30,000	32,400
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	18,291
Freeport McMoRan Inc 4.125% 03/01/2028 Callable @ 102.063 03/01/2023	66,000	69,582
Freeport McMoRan Inc 4.375% 08/01/2028 Callable @ 102.188 08/01/2023	107,000	114,089
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026 Callable @ 101.375 04/15/2022	140,000	143,850
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	11,112
Greif Inc - 144A 6.500% 03/01/2027 Callable @ 103.250 03/01/2022	65,000	68,733
Huntsman International LLC 5.125% 11/15/2022 Callable @ 100.000 08/15/2022	100,000	105,443
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024 Callable @ 100.000 08/01/2021	200,000	201,366
Kaiser Aluminum Corp - 144A 4.625% 03/01/2028 Callable @ 102.313 03/01/2023	25,000	25,687
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 105.250 07/15/2022	45,000	49,558
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 103.375 07/15/2022	120,000	129,300
Macy's Inc 8.375% 06/15/2025 Callable @ 104.188 06/15/2022	49,000	54,058
NOVA Chemicals Corp - 144A 5.250% 08/01/2023 Callable @ 100.000 08/01/2021	28,000	28,280
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	31,628
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	95,000	101,413
#NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	51,000	50,731
Novelis Corp - 144A 5.875% 09/30/2026 Callable @ 101.958 09/30/2022	45,000	46,944
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	46,800
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	48,000	51,840
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 101.813 04/01/2022	75,000	77,345
+^(1)(4)Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	0
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 102.625 12/15/2021	135,000	140,958
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	14,647
Scotts Miracle- 144A Gro Co/The - 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	71,000	70,290
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	19,000	19,997
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 101.792 09/01/2021	110,000	112,221
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	36,000	36,540
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 102.750 08/15/2022	200,000	209,250
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	47,000	49,056
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	35,875
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 107.125 07/01/2022	40,000	44,900
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 102.875 07/15/2021	50,000	49,375
		3,619,247

Real Estate (0.7%)
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023	30,000	30,450
Corrections Corp of America 5.000% 10/15/2022 Callable @ 100.000 07/15/2022	25,000	26,387
ESH Hospitality Inc - 144A 5.250% 05/01/2025 Callable @ 101.750 05/01/2021	60,000	61,218
GEO Group Inc/The 5.125% 04/01/2023	15,000	13,725
GEO Group Inc/The 5.875% 10/15/2024 Callable @ 100.979 10/15/2021	55,000	44,168
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	20,675
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	20,698
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	49,170
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 102.500 08/15/2022	40,000	41,250
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	48,000	47,505
		355,246

Utilities (0.8%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	70,000	78,313
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025 Callable @ 100.000 02/20/2025	40,000	44,450
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 102.625 06/01/2021	14,000	14,372
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	24,000	23,640
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	29,550
NRG Energy Inc 7.250% 05/15/2026 Callable @ 103.625 05/15/2021	40,000	41,450
NRG Energy Inc 6.625% 01/15/2027 Callable @ 103.313 07/15/2021	35,000	36,477
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	23,000	22,511
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	17,635
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	41,900
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	10,675
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 102.813 02/15/2022	47,000	48,936
		409,909

TOTAL CORPORATE BONDS (COST: $42,899,162)		$44,259,862

COMMON STOCKS (2.3%)
Communication Services (0.1%)	Shares
(3)iHeartMedia Inc	1,902	36,404

Consumer Discretionary (1.0%)
VICI Properties, Inc	11,632	368,734
(3)Clear Channel Outdoor Holdings Inc	4,640	11,646
+^MyTheresa Series B Common Shares	21,326	114,626
NMG Equity Shares	203	15,697
^NMG Equity Shares-Restricted	37	2,861
+^(3)Claire's Stores	58	13,050
		526,614

Energy (0.8%)
Chesapeake Energy Corp	5	228
^EP Energy Corp	2,035	167,888
Oasis Petroleum Inc	1,966	152,601
Whiting Petroleum	2,108	84,468
(3)Battalion Oil Corp	424	4,948
+^(3)Remainco LLC	2,633	3,172
		413,305

Health Care (0.0%)
+^(3)International Oncology Care Inc	1,631	18,349

Industrials (0.0%)
+^(3)Remington Outdoor Co	125,000	0

Material (0.4%)
+^(3)Reichhold Cayman	162	226,962
		226,962

TOTAL COMMON STOCK (COST: $1,127,592)		$1,221,634

CONVERTIBLE PREFERRED STOCKS (0.3%)
Consumer Discretionary (0.3%)	Shares
+^Myt Holding Co Series A - 144A	53,840	54,271
+^Claire's Stores Inc 14.000%	35	81,813
		136,084

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $77,874)		$136,084

WARRANTS (0.0%)
Consumer Discretionary (0.0%)
+^(3)NMG Warrants	690	7

Energy (0.0%)
^Chesapeake Energy Corp	11	$214

TOTAL WARRANTS (COST: $1,798)		$221

TOTAL INVESTMENTS IN SECURITIES (COST: $44,106,426) (88.6%)		$45,617,801
OTHER ASSETS LESS LIABILITIES (11.4%)		$5,869,664

NET ASSETS (100%)		$51,487,465

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2021.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs. See Note 3.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $683,213, representing 1.3% of net assets as of April 30, 2021.
#When-issued purchase as of April 30, 2021.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $26,874,790, representing 52.2% of net assets as of April 30, 2021.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Schedule of Investments April 30, 2021: (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.5%)

Energy (77.1%)
Archrock Inc	$360,000	3,362,400
Baker Hughes Co	140,000	2,811,200
Cabot Oil & Gas Corp	210,000	3,500,700
Cactus Inc	235,000	7,005,350
Canadian Natural Resources	70,000	2,126,600
*Champion X Corp	220,000	4,622,200
*Cheniere Energy Inc	70,000	5,426,400
Cimarex Energy Corp	20,000	1,324,000
Conocophillips	40,000	2,045,600
*DMC Global Inc	45,000	2,430,000
Devon Energy Corp	56,000	1,309,280
Diamondback Energy Inc	66,000	5,394,180
Enbridge Inc	85,000	3,278,450
Exxon Mobil Corp	50,000	2,862,000
Hollyfrontier Corp	117,000	4,095,000
Kinder Morgan Inc	175,000	2,983,750
*Magnolia Oil & Gas Corp	90,000	1,013,400
Marathon Oil	80,000	900,800
New Fortress Energy	25,000	1,063,000
*Nextier Oilfield Solutions Inc	50,000	179,500
Pembina Pipeline Corp	55,000	1,697,300
Phillips 66	60,000	4,854,600
Pioneer Natural	50,000	7,691,500
*Propetro Holding Corp	305,000	2,937,150
Solaris Oilfield Infrastructure Inc	220,000	2,406,800
TC Energy Corp	40,000	1,978,800
Valero Energy Corp	38,000	2,810,480
Williams Companies Inc	110,000	2,679,600
*National Energy Service Reunited Corp	130,000	1,649,700
		86,439,740
Industrials (7.0%)
Array Technology	46,000	1,295,360
*Bloom Energy Corp	34,000	882,980
Hyliion Holdings	42,000	438,060
Plug Power Inc	25,000	712,750
Quanta Services Inc	18,000	1,739,520
Shoals Technology	27,000	865,890
*Sunrun Inc	40,000	1,960,000
		7,894,560
Consumer Staples (1.1%)
Darling Ingredients	18,000	1,250,100

Materials (1.4%)
Newmont Corp	25,000	1,560,250

Information Technology (2.8%)
Enphase Energy	11,500	1,601,375
*Solaredge Technologies Inc	5,600	1,475,824
		3,077,199
Utilities (8.1%)
Allete Inc	22,000	1,547,920
Alliant Energy Corp	16,000	898,720
Ameren Corp	11,000	933,240
Nextera Energy	33,000	2,557,830
*Sunnova Energy International	90,000	3,178,800
		9,116,510

TOTAL COMMON STOCKS (COST: $84,177,072)		$109,338,359

OTHER ASSETS LESS LIABILITIES (2.5%)		$2,786,182

NET ASSETS (100.0%)		$112,124,541

*Non-income producing

INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments April 30, 2021
	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (87.5%)

Fannie Mae Pool (34.9%)
FN MA4076 3.000%, 7/1/2035	$369,938	$390,126
FN MA4043 3.000%, 6/1/2035	249,164	262,353
FN BQ5343 2.500%, 10/1/2050	190,924	198,224
FN BP8780 3.000%, 7/1/2050	413,116	434,525
FN MA3986 3.500%, 4/1/2035	283,360	303,043
FN BJ0664 3.000%, 3/1/2033	148,792	158,185
FN 555326 5.500%, 4/1/2033	110,566	129,047
FN AL5259 3.500%, 5/1/2029	168,451	182,144
FN AL9858 3.000%, 3/1/2030	175,227	184,753
FN MA4094 2.500%, 8/1/2040	333,080	346,977
FN 748375 2.13 3.000%, (12 Month LIBOR USD + 1.119%), 08/01/2033 (a)	738	746
FN MA4222 3.500%, 12/1/2050	277,385	295,422
FN FM5376 2.000%, 1/1/2036	580,037	599,274
FN FM3903 2.000%, 8/1/2040	300,916	307,206
FN MA3071 4.000%, 7/1/2037	138,019	149,965
FN FM2209 3.500%, 1/1/2035	120,003	128,984
FN BM3428 3.500%, 1/1/2033	86,579	93,153
FN 47935 4.861%, (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	746	758
FN 252284 6.500%, 1/1/2029	53,707	60,820
FN AS5093 2.500%, 6/1/2030	468,019	493,651
FN CA5979 3.000%, 5/1/2050	166,051	171,251
FN BO4501 3.000%, 9/1/2049	270,304	284,187
FN MA4239 3.000%, 1/1/2051	290,174	304,671
FN 745751 5.500%, 9/1/2035	25,448	29,592
FN BM1231 3.500%, 11/1/2031	250,686	268,152
FN FM1487 4.000%, 9/1/2039	55,036	59,711
FN 888073 5.500%, 2/1/2035	19,000	21,970
FN 890156 5.000%, 5/1/2023	1,118	1,173
FN 995865 4.5.000%, 7/1/2024	31,520	33,059
FN MA0949 3.500%, 1/1/2032	70,655	76,140
FN MA3725 3.500%, 7/1/2049	127,085	132,835
FN MA2561 3.000%, 3/1/2031	444,386	469,305
FN MA3689 4.000%, 5/1/2029	175,341	188,062
FN CA1939 4.000%, 6/1/2028	242,614	260,150
FN BN6656 3.500%, 5/1/2034	267,759	286,220
FN AS9698 3.500%, 5/1/2032	347,416	375,287
FN MA4054 2.500%, 6/1/2040	298,433	311,346
FN BQ4348 2.000%, 12/1/2035	338,825	350,263
FN BM1257 2.500%, 4/1/2037	277,411	288,558
FN MA3101 4.5.000%, 8/1/2047	160,068	175,796
FN CA6065 3.000%, 6/1/2050	278,038	286,732
FN MA3928 2.500%, 2/1/2030	492,647	518,218
FN MA4316 2.500%, 4/1/2036	497,342	521,928
FN FM6742 3.000%, 8/1/2040	285,950	300,390
FN 555531 5.500%, 6/1/2033	97,235	112,573
FN BM1244 3.500%, 6/1/2032	250,135	270,423
FNCI 2 5/21 2.000%,	500,000	516,328
FNCL 2.5 5/21 2.500%,	500,000	518,516
FN AL7654 3.000%, 9/1/2035	166,365	176,837
FN MA3067 3.500%, 7/1/2047	158,051	165,777
FN MA4045 2.000%, 6/1/2040	316,264	322,711
		12,517,521
Fannie Mae REMICS (0.0%)
FNR 2005-62 CQ 4.750%, 07/25/2035	316	316

Fannie Mae-Aces (2.1%)
FNA 2020-M10 X6 1.377801% 8/25/2028 (b)	3,600,000	323,190
FNA 2011-M4 A2 3.726.000%, 6/25/2021	33,443	33,422
FNA 2011-M8 A2 2.922.000%, 8/25/2021	67,353	67,615
FNA 2019-M32 X2 1.06318% 10/25/2029 (b)(c)	4,300,000	325,372
		749,599
FHLMC-GNMA (0.1%)
FHG 23 FC 0.54163.000%,, (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	29,158	29,203

Freddie Mac Pool (13.3%)
FR QN3769 2.000%, 10/1/2035	661,754	683,715
FR ZS8598 3.000%, 2/1/2031	246,795	260,711
FR ZS8686 3.000%, 2/1/2033	181,182	191,092
FR RB5012 3.500%, 10/1/2039	44,318	47,269
FR RC1888 2.000%, 3/1/2036	282,843	292,212
FR SB8042 3.500%, 4/1/2035	541,864	579,515
FR QN5456 2.000%, 3/1/2036	457,471	473,116
FR RC1890 2.000%, 3/1/2036	295,399	305,603
FR ZT1348 3.500%, 10/1/2038	127,138	135,182
FR RC1727 2.000%, 12/1/2035	552,159	570,446
FR SD8148 3.000%, 5/1/2051	350,000	368,760
FR RA3173 3.000%, 7/1/2050	266,355	279,502
FR ZA5250 4.000%, 1/1/2048	283,476	306,201
FR ZS8670 3.500%, 9/1/2032	276,568	299,245
		4,792,568
Freddie Mac Gold Pool (8.8%)
FG G18605 3.000%, 6/1/2031	186,017	196,537
FG G18596 3.000%, 4/1/2031	706,663	746,560
FG G18524 3.000%, 9/1/2029	215,389	227,454
FG H09207 6.500%, 8/1/2038	10,351	11,536
FG G01584 5.000%, 8/1/2033	45,053	51,818
FG G30289 7.000%, 9/1/2025	15,957	16,609
FG G13390 6.000%, 1/1/2024	5,906	6,052
FG G13610 5.500%, 2/1/2024	7,338	7,569
FG G13692 5.500%, 2/1/2024	3,526	3,620
FG G14160 6.000%, 1/1/2024	284	287
FG G14441 4.000%, 3/1/2027	116,955	125,077
FG G14904 4.5.000%, 12/1/2021	25	27
FG G16406 3.000%, 1/1/2028	118,992	125,403
FG G18601 3.000%, 5/1/2031	280,529	296,391
FG J12635 4.000%, 7/1/2025	29,453	31,422
FG C91993 3.500%, 5/1/2038	254,213	270,463
FG NB0014 3.500%, 4/1/2049	402,733	428,343
FG G04913 5.000%, 3/1/2038	42,566	49,248
FG G18655 3.000%, 8/1/2032	303,901	321,168
FG G16502 3.500%, 5/1/2033	222,290	238,623
		3,154,207
Freddie Mac Multifamily Structured Pass Through Certificates (6.2%)
FHMS K724 X1 0.262303%, 11/25/2023 (b)(c)	4,869,578	27,138
FHMS Q004 A2H 2.754165%, 1/25/2046 (b)	262,672	262,083
FHMS Q007 APT1 2.995402%, 10/25/2047 (b)	105,474	107,667
FHMS KJ27 A1 2.092%, 7/25/2024	104,670	107,821
FHMS K736 X1 1.311738% 7/25/2026 (b)(c)	6,476,558	373,147
FHMS K078 XAM 0.007756%, 6/25/2028	33,580,000	156,382
FHMS KJ28 A1 1.766%, 2/25/2025	324,083	333,280
FHMS K030 A1 2.779% 9/25/2022	153,956	156,164
FHMS K111 X1 1.572124%, 5/25/2030 (b)(c)	3,075,378	376,067
FHMS Q009 A 0.45725%,, (1 Month LIBOR USD + 0.350%), 04/25/2024 (a)	185,241	185,241
FHMS K738 X1 1.515248% 1/25/2027 (b)(c)	1,897,799	144,157
		2,229,146
Freddie Mac REMICS (0.8%)
FHR 2344 ZD 6.500%, 8/15/2031	13,926	16,158
FHR 3784 PD 4.000%, 1/15/2026	10,090	10,483
FHR 2824 EB 5.000%, 7/15/2024	1,753	1,843
FHR 4824 KQ 4.000%, 6/15/2046	144,152	150,285
FHR 4818 BD 3.500%, 3/15/2045	103,443	106,869
		285,639
Freddie Mac Structured Pass Through Certificates (0.5%)
FRESR 2017-SR01 A2 2.750%, 11/25/2022	183,339	186,038

FRESB Mortgage Trust (3.4%)
FRESB 2019-SB60 A5H 3.07%, (1 Month LIBOR USD + 0.700%), 1/25/2039 (a)	446,006	463,965
FRESB 2016-SB13 A5H 0.80725%, (1 Month LIBOR USD + 0.700%), 1/25/2036 (a)	230,861	230,755
FRESB 2016-SB16 A5H 2.13%, (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	208,833	208,428
FRESB 2015-SB7 A5 0.80725%, (1 Month LIBOR USD + 0.700%), 9/25/2035 (a)	197,047	197,129
FRESB 2015-SB2 A5 0.80725%, (1 Month LIBOR USD + 0.700%), 7/25/2035 (a)	118,690	118,677
FRESB 2015-SB3 A5 0.80725%, (1 Month LIBOR USD + 0.700%), 8/25/2042 (a)	3,655	3,655
		1,222,609
Seasoned Loans Structured Transaction Trust Series 2019-3 (0.7%)
SLST 2019-3 A1C 2.75%, 11/25/2029	228,502	240,930

Ginnie Mae I Pool (0.4%)
GN 741854 4.000%, 05/15/2025	52,275	55,618
GN 782618 4.500%, 04/15/2024	87,765	92,245
		147,863
Ginnie Mae II Pool (1.9%)
G2 785316 2.108% 9/20/2070	144,749	153,525
G2 MA6402 4.5%, 1/20/2050	81,357	86,379
G2 MA5468 5.000%, 9/20/2048	138,095	151,657
G2 MA6932 3.000%, 10/20/2050	286,127	299,982
		691,543
Government National Mortgage Association (12.9%)
GNR 2015-97 A 2.4%, 4/16/2043	408,121	415,697
GNR 2020-H12 IJ 1.59254%, 7/20/2070	2,981,549	269,532
GNR 2013-116 KM 3.000%, 9/20/2041	98,368	99,023
GNR 2017-76 IO 0.89154%, 12/16/2056 (b)(c)	3,916,161	219,685
GNR 2020-H11 IO 1.62199% 6/20/2070 (b)(c)	4,752,879	363,595
GNR 2021-36 IO 1.24717%, 3/16/2063 (b)(c)	2,342,191	248,432
GNR 2020-57 JI 1.82378% 1/16/2060	2,180,298	298,744
GNR 2018-137 AB 3.500%, 10/20/2048	100,746	106,445
GNR 2014-120 IO 0.61464%, 4/16/2056 (b)(c)	3,020,706	78,312
GNR 2013-33 IO 0.54301% 4/16/2054 (b)(c)	9,138,635	108,558
GNR 2020-190 IO 1.06097%, 11/16/2062 (b)(c)	1,591,378	149,297
GNR 2013-15 IO 0.52779% 8/16/2051 (b)(c)	3,133,732	69,277
GNR 2013-17 IO 0.36729% 6/16/2054 (b)(c)	5,215,301	68,503
GNR 2013-40 IO 0.52446%, 6/16/2054 (b)(c)	3,200,922	64,428
GNR 2013-55 AB 1.5787%, 12/16/2042	136,889	137,543
GNR 2013-105 IO 0.33504%, 6/16/2054 (b)(c)	5,281,990	41,691
GNR 2013-107 ID 0.32714%, 11/16/2047 (b)(c)	2,559,457	23,596
GNR 2013-101 IO 0.24719% 10/16/2054 (b)(c)	3,471,609	58,813
GNR 2014-54 IO 0.37077%, 9/16/2055 (b)(c)	4,437,366	82,974
GNR 2014-73 IO 0.52715%, 4/16/2056 (b)(c)	4,180,093	91,791
GNR 2013-156 IO 0.41809% 6/16/2055 (b)(c)	3,407,583	54,225
GNR 2014-1 IO 0.21954%, 9/16/2055 (b)(c)	4,011,253	51,857
GNR 2014-155 IB 1.46602%, 8/16/2055 (b)(c)	398,526	34,258
GNR 2015-130 IO 0.79452%, 7/16/2057 (b)(c)	2,161,642	75,240
GNR 2020-H19 SI 1.18685%, 10/20/2070	1,632,472	77,342
GNR 2020-H12 IG 1.68258% 7/20/2070	3,162,206	210,818
GNR 2017-28 IO 0.65955%, 2/16/2057 (b)(c)	3,404,294	166,320
GNR 2020-H04 IO 1.08642%, 2/20/2070 (b)(c)	996,354	79,310
GNR 2012-95 IO 0.40019% 2/16/2053 (b)(c)	11,385,763	155,211
GNR 2014-138 IO 0.64868% 4/16/2056 (b)(c)	889,792	29,912
GNR 2020-40 IO 1.15838% 1/16/2062 (b)(c)	2,821,628	252,719
GNR 2021-22 IO 0.98895%, 5/16/2063 (b)(c)	1,639,136	147,275
GNR 2021-5 IO 1.09365%, 1/16/2061 (b)(c)	3,118,318	297,578
		4,628,000
Seasoned Credit Risk Transfer Trust Series (1.5%)
SCRT 2020-3 M5TW 3.000%, 5/25/2060	129,704	137,586
SCRT 2018-3 MA 3.500%, 8/25/2057	91,681	98,457
SCRT 2021-1 TTU 2.500%, 9/25/2060	291,258	303,338
		539,381

TOTAL MORTGAGE BACKED SECURITIES (Cost: $33,561,461)		$31,414,563

SHORT-TERM INVESTMENTS (16.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.140% (d)		$6,044,877
TOTAL SHORT-TERM INVESTMENTS (Cost $6,044,877)

TOTAL INVESTMENTS (Cost $39,606,338) (104.3%)		$37,459,441

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)		$(1,553,232)

NET ASSETS (100.0%)		$35,906,209

(a) Variable rate security; the rate shown represents the rate at April 30, 2021. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at April 30, 2021. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of April 30, 2021.

NOTE: INVESTMENT IN SECURITIES (unaudited)
April 30, 2021, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund	Integrity Growth and Income Fund	Integrity High Income Fund	Integrity Mid-North American Resources Fund	Integrity Short Term Government Fund
Investments at cost	$133,981,618	$1,422,672	$41,909,166	$44,106,426	$84,177,072	$39,606,338
Unrealized appreciation	$25,601,240	$362,716	$27,603,902	$2,359,834	$26,087,555	$381,332
Unrealized depreciation	($2,194,121)	($162,580)	($208,243)	($848,459)	($926,268)	($2,528,230)
Net unrealized appreciation (depreciation)*	$23,407,119	$200,136	$27,395,659	$1,511,375	$25,161,287	($2,146,897)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$157,388,737	$0	$0	$157,388,737
Total	$157,388,737	$0	$0	$157,388,737
Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,622,808	$0	$0	$1,622,808
Total	$1,622,808	$0	$0	$1,622,808
Integrity Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$69,304,825	$0	$0	$69,304,825
Total	$69,304,825	$0	$0	$69,304,825
Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	845,475	0	376,159	1,221,634
Corporate Bonds	0	44,259,862	0	44,259,862
Convertible Preferred Stock	0	0	136,084	136,084
Warrants	214	0	7	221
Total	$845,689	$44,259,862	$512,250	$45,617,801
Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$109,338,359	$0	$0	$109,338,359
Total	$109,338,359	$0	$0	$109,338,359
Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$31,414,564	$0	$31,414,564
Short Term Investments	$6,044,877	$0	$0	$6,044,877
Total Investments in Securities	$6,044,877	$31,414,564	$0	$37,459,441

Please refer to the Schedule of Investments for sector classification

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the quarter ended April 30, 2021, for which the Funds have used Level 3 inputs to determine the fair value are as follow:
	Balance as			Realized	Change in unrealized	Balance as of
High Income Fund	of 01/31/21	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	4/30/2021
Common Stock	$378,771	$0			($2,612.00)	$376,159
Corporate Bonds	$33,148	$0	-$35,077	$3,102	($1,173)	$0
Convertible Preferred Stock	$147,048	$0			($10,964)	$136,084
Warrants	$19,735	$0	-$39,600		$19,872	$7

Asset Class	Fair Value at April 30, 2021	Valuation Technique		Unobservable Inputs	Range/Input	Impact to Valuation From Input Increases
Common Stock	$114,626	Market Comparable Transaction		Broker Quote	5.375	Decrease
	$13,050	Market Comparable Transaction		Broker Quote	225	Decrease
	$3,172	Market Comparable Transaction		Transaction Price	$1.20	No change
	$18,349	Market Comparable Companies		EBITDA Multiple	6.25x	Decrease
	$226,962	Market Comparable Companies		EBITDA Multiple	7.9x	Increase
	$376,159
Convertible Preferred Stock	$54,271	Market Comparable Transaction		Broker Quote	$1.01	Decrease
	$81,813	Market Comparable Transaction		Broker Quote	$2,337.50	Increase
	$136,084
Warrants	$7	Market Comparable Transaction		Option Value Price	$0.01	No Change